Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Lease expense operating leases	¥ 258,421,629	$ 35,403,618	¥ 279,301,541	¥ 319,102,819